Critical accounting judgements, estimates and assumptions	12 Months Ended
Jun. 30, 2023
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Critical accounting judgements, estimates and assumptions
Note 3. Critical accounting judgements, estimates and assumptions
The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed as follows:
Research and development expenses
The Directors do not consider the development programs to be sufficiently advanced to reliably determine the economic benefits and technical feasibility to justify capitalization of development costs. These costs have been recognized as an expense when incurred.
Research and development expenses relate primarily to the cost of conducting human clinical and pre-clinical
trials. Clinical development costs are a significant component of research and development expenses. Estimates have been used in determining the expense liability under certain clinical trial contracts where services have been performed but not yet invoiced. Generally the costs, and therefore estimates, associated with clinical trial contracts are based on the number of patients, drug administration cycles, the type of treatment and the outcome being measured. The length of time before actual amounts can be determined will vary depending on length of the patient cycles and the timing of the invoices by the clinical trial partners.
Clinical trial expenses
The timing of payment for work conducted under clinical trials often bears little relation to the timing of the work effort. Detailed estimates are made to determine the amount of work effort expended during a reporting period in order to determine the appropriate expense to be recognized, with the resulting prepayments or un-invoiced
amounts being recognized as a prepayment or an accrual respectively.
Share-based
payment transactions
The consolidated entity measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using the Black-Scholes option pricing model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.
Acquisition of intangible assets
During the 2017 financial year, the consolidated entity acquired the rights to develop and commercialize paxalisib, as part of a business combination from Genentech. Significant judgement was required in determining that the transaction was a business combination and in relation to the identification and valuation of assets and liabilities acquired. The consolidated entity has applied judgement in determining the accounting treatment for the acquisition of the License agreement for EVT801. The License agreement has been determined to be a stand alone transaction, independent from any other agreements which have been or may be entered into with Evotec (France) SAS. Management has also made the decision to account for the cost of the asset conferred by the License agreement on the basis of the milestones that are probable of being payable, that is, those for which there is judged to be a probability of greater than
50% that the milestone will be triggered.
Contingent consideration
Contingent consideration relates to the intangible assets acquired, and the fair value of contingent consideration is dependent on the key assumptions used in accounting for the acquisition of those intangible assets. These assumptions include the probability of milestones occurring, and can also include the anticipated timing of settlement and discount rates used.

In the case where contingent consideration is recognized on the basis that the liability is probable of occurring, judgement is used in determining which milestones are considered probable of being triggered and the timing thereof.
Intangible assets available for use
The consolidated entity has exercised judgement in determining that its intangible assets, being license agreements, have a finite life and are available for use once acquired. As the business model is to acquire such assets and then develop them to generate returns from future license transactions or other means, management have determined that the assets are available for use from the time that they are acquired. In each case the prima facie useful life is the remaining life of the patent over the asset, unless other factors over-ride this assessment.
Impairment of licensing agreements and other indefinite life intangible assets
The consolidated entity assesses impairment of licensing agreements at each reporting date by evaluating conditions specific to the consolidated entity and to the particular asset that may lead to impairment. Judgement is used to determine whether any indicators of impairment exist, and reference is made to the considerations included in IAS 36 Impairment of Assets in this assessment. If an impairment trigger is found to exist, the recoverable amount of the asset is determined.